NOTE E: CAPITAL LEASE OBLIGATIONS (Detail) - Future maturities of the Company’s capital lease obligations are as follows: (USD $)	Oct. 31, 2012
Year ended October 31, 2012	$ 377
Less: imputed interest	(6)
Present value of net minimum lease payments	$ 371